Holdings - Volumetric Fund - C000032757	Dec. 31, 2024
SPDR S&P 500 ETF Trust
TOP EQUITY HOLDINGS	7.20%
Waste Connections Inc
TOP EQUITY HOLDINGS	2.80%
Amazon.com Inc
TOP EQUITY HOLDINGS	2.70%
ServiceNow Inc
TOP EQUITY HOLDINGS	2.50%
Jacobs Solutions
TOP EQUITY HOLDINGS	2.00%
Pilgrim's Pride Corp
TOP EQUITY HOLDINGS	2.00%
Meta Platforms Inc
TOP EQUITY HOLDINGS	2.00%
Alphabet Inc
TOP EQUITY HOLDINGS	2.00%
Packaging Corp of America
TOP EQUITY HOLDINGS	2.00%
Analog Devices Inc
TOP EQUITY HOLDINGS	1.90%